Shareholders Equity (USD $)	12 Months Ended										12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2011 Additional Paid-In Capital	Dec. 31, 2010 Additional Paid-In Capital	Dec. 31, 2009 Additional Paid-In Capital	Dec. 31, 2011 Accumulated Deficit	Dec. 31, 2010 Accumulated Deficit	Dec. 31, 2009 Accumulated Deficit
Issuance of Common Stock Services					25,000
Issuance of Common Stock-Services-Amt		$ 2,500			$ 25				$ 2,475
Issuance of Common Stock					223,000
Issuance of Common Stock Amount		22,303			223				22,080
Net Income (loss)	(45,190)	(16,476)	(1,565)								(45,190)	(16,476)	(1,565)
Balance-Shares Year End				8,585,977	8,585,977	8,337,977	8,337,977
Balance-Amount	$ 43,543	$ 88,733	$ 80,406	$ 8,585,977	$ 8,585,977	$ 8,337,977		$ 24,555	$ 24,555		$ 10,402	$ 55,592	$ 72,068